Note 9 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Trade account receivables, net	$ 365,008	$ 326,399
Accrued gas receivable	13,637	15,893
Unbilled revenue	277,556	301,577
Other	16,414	14,975
Trade and other current receivables	$ 672,615	$ 658,844